Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Schedule of disaggregation of revenue

For the year ended December 31, 2021and 2020, revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2021
Revenue from directly-operated salons	¥3,278,514	¥ ―	¥169,320	¥3,447,834
Revenue from the sale of directly-owned salons	559,000	―	―	559,000
Franchise fees	199,889	―	―	199,889
Royalty income	209,848	―	―	209,848
Staffing service revenue	263,962	―	―	263,962
Sublease revenue	437,976	―	―	437,976
Other franchise revenues	247,351	―	―	247,351
Other revenues	―	43,965	―	43,965
Total revenues	¥5,196,540	¥43,965	¥169,320	¥5,409,825

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty		Consolidated
Year ended December 31, 2020
Revenue from directly-operated salons	¥2,026,806	¥ ―	¥	―	¥2,026,806
Franchise fees	175,445	―		―	175,445
Royalty income	179,745	―		―	179,745
Staffing service revenue	254,282	―		―	254,282
Sublease revenue	492,371	―		―	492,371
Other franchise revenues	187,298	―		―	187,298
Other revenues	―	25,670		―	25,670
Total revenues	¥3,315,947	¥25,670	¥	―	¥3,341,617
*

All revenue streams are recognized over time, with the exception of hiring support within other franchise revenues and revenue from the sale of directly-owned salons, which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Schedule of contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	December 31,	December 31,
	2021	2020	Balance sheet classification
Receivables	¥312,302	¥148,540	Accounts receivable-trade, net

Contract liabilities:
Current	104,182	172,063	Current portion of contract liability
Long-term	239,067	333,978	Contract liability - net of current portion
Total	¥343,249	¥506,041

Prepaid card liability	¥509,355	¥403,229	Advances received

Schedule of changes in contract liability

Changes in the Company’s contract liabilities for the year ended December 31, 2021 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2020	¥506,041
Revenues recognized during 2021 which were included in the contract liabilities balance at December 31, 2020	(201,074)
Remaining amounts at December 31, 2021 which were newly recognized as contract liabilities during 2021	38,282
Balance at December 31, 2021	¥343,249

Schedule of estimated revenue

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2021 is as follows:

Thousands of Yen
Year ending December 31:
2022	¥104,182
2023	100,357
2024	86,118
2025	42,201
2026	8,734
2027 and thereafter	1,657
Total	¥343,249